Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	£ 28,571	£ 27,874
Covered bonds	11,849	14,318
Commercial paper	6,908	8,182
Securitisation notes	4,988	4,234
Certificates of deposit issued	1,318	3,096
Debt instruments issued	53,634	57,704
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	4,886	5,232
Covered bonds	0	0
Commercial paper	0	0
Securitisation notes	23	23
Certificates of deposit issued	0	0
Debt instruments issued	4,909	5,255
At amortised costs
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	23,685	22,642
Covered bonds	11,849	14,318
Commercial paper	6,908	8,182
Securitisation notes	4,965	4,211
Certificates of deposit issued	1,318	3,096
Debt instruments issued	£ 48,725	£ 52,449